Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Refund liability (1)	6,625	128,478
Salary and welfare payables	124,137	113,945
Accrued service fees (2)	94,789	69,932
Accrued marketing expenses	120,269	51,796
Accrued rental expenses	51,087	—
Payables to educational institutions (3)	6,024	23,071
Other tax liabilities	29,872	15,263
Advanced deposits (4)	6,650	11,681
Payables for leasehold improvement and intangible assets	4,911	6,818
American Depositary Receipt commission - within one year	3,482	3,526
Payables for share repurchase	857	—
Other payables	6,581	10,715
	455,284	435,225

(1)	Refund liability represented the estimated amounts of deferred revenue with contingency in cash refund.
(2)	The balance represented accrued expenses for outsourced service providers and other professional services.
(3)	The balance represented tuition fees collected from the students for their registrations with educational institutions.
(4)	Advanced deposits primarily included down payments paid by prospective students before contracts signing.